Document and Entity Information	Apr. 07, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2017
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 07, 2017
AIG Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	SASFX
AIG Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	NFRCX